EMPLOYEE DEFINED CONTRIBUTION PLAN (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
China [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 13,348	$ 2,052	¥ 13,078	¥ 12,677
SINGAPORE
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 399	$ 59	¥ 265	¥ 181